Related Party Transactions - Balance Related to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Related Party Transactions [Abstract]
Purchases of inventory from supplier related to shareholder	$ 262	$ 1,803	$ 2,539
Management fees to a related party	180	158
Consultant fees to a related party	165	165	161
Expense reimbursement to a related party	241	238	238
Interest expense on cash advance received from controlling shareholder	308	609	797
Wholesale distribution service payments to a related party	3	11
Accounts payable to supplier related to shareholder	31	170	539
Accounts payable to related parties	65	69	32
Interest payable on cash advance received from controlling shareholder	$ 14	$ 47	$ 57